LVIP American Century Mid Cap Value Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.19%
Aerospace & Defense–2.03%
Hexcel Corp.	21,586	$1,746,955
L3Harris Technologies, Inc.	21,605	7,456,966
		9,203,921
Automobile Components–1.54%
BorgWarner, Inc.	45,164	2,450,599
Cie Generale des Etablissements Michelin SCA	61,505	2,107,093
Gentex Corp.	111,005	2,425,459
		6,983,151
Banks–6.67%
Commerce Bancshares, Inc.	165,521	8,143,633
First Hawaiian, Inc.	120,040	2,957,786
Prosperity Bancshares, Inc.	89,393	6,005,422
Truist Financial Corp.	113,102	5,199,299
U.S. Bancorp	104,271	5,423,135
Westamerica BanCorp	47,137	2,458,194
		30,187,469
Beverages–1.13%
Heineken NV	39,512	3,039,197
Pernod Ricard SA	27,891	2,074,027
		5,113,224
Building Products–2.76%
A.O. Smith Corp.	61,055	4,025,967
Daikin Industries Ltd.	25,100	3,010,666
Masco Corp.	41,324	2,494,730
Owens Corning	27,292	2,953,540
		12,484,903
Capital Markets–3.46%
Ameriprise Financial, Inc.	7,500	3,333,000
Bank of New York Mellon Corp.	10,447	1,239,328
Northern Trust Corp.	44,382	6,194,396
Raymond James Financial, Inc.	13,509	1,955,968
T. Rowe Price Group, Inc.	32,552	2,934,237
		15,656,929
Chemicals–0.75%
PPG Industries, Inc.	31,603	3,377,729
		3,377,729
Commercial Services & Supplies–0.39%
ABM Industries, Inc.	4,748	182,893
Republic Services, Inc.	7,293	1,597,313
		1,780,206
Communications Equipment–1.10%
†F5, Inc.	17,119	4,953,040
		4,953,040
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.77%
†Amrize Ltd.	62,192	$3,483,996
		3,483,996
Consumer Staples Distribution & Retail–1.90%
Koninklijke Ahold Delhaize NV	102,189	4,758,860
Sysco Corp.	31,151	2,222,001
Target Corp.	13,490	1,634,988
		8,615,849
Containers & Packaging–1.65%
Packaging Corp. of America	35,218	7,473,964
		7,473,964
Electric Utilities–6.32%
Duke Energy Corp.	33,795	4,425,117
Evergy, Inc.	99,223	8,128,348
Eversource Energy	65,614	4,545,738
PPL Corp.	98,700	3,770,340
Xcel Energy, Inc.	97,259	7,726,255
		28,595,798
Electrical Equipment–0.69%
Sensata Technologies Holding PLC	88,786	3,127,043
		3,127,043
Electronic Equipment, Instruments & Components–1.94%
CDW Corp.	22,886	2,769,664
Ralliant Corp.	57,917	2,408,768
TE Connectivity PLC	7,951	1,661,918
Vontier Corp.	54,551	1,934,924
		8,775,274
Energy Equipment & Services–2.90%
Baker Hughes Co.	160,185	9,779,294
SLB Ltd.	64,862	3,333,258
		13,112,552
Food Products–0.81%
†Magnum Ice Cream Co. NV	65,204	957,902
Mondelez International, Inc. Class A	46,556	2,683,488
		3,641,390
Gas Utilities–2.35%
ONE Gas, Inc.	78,684	6,777,053
Spire, Inc.	42,758	3,871,309
		10,648,362
Ground Transportation–2.50%
CSX Corp.	166,672	6,841,886
Norfolk Southern Corp.	15,636	4,487,532
		11,329,418
LVIP American Century Mid Cap Value Fund–1

LVIP American Century Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–6.97%
Becton Dickinson & Co.	41,703	$6,556,963
†Envista Holdings Corp.	136,061	3,451,868
GE HealthCare Technologies, Inc.	86,034	6,123,900
Medtronic PLC	51,372	4,451,384
Zimmer Biomet Holdings, Inc.	120,937	10,935,123
		31,519,238
Health Care Providers & Services–6.00%
Cencora, Inc.	5,596	1,757,927
†Henry Schein, Inc.	117,091	8,629,607
Labcorp Holdings, Inc.	29,220	7,796,188
Quest Diagnostics, Inc.	23,020	4,511,460
Universal Health Services, Inc. Class B	24,863	4,449,731
		27,144,913
Health Care REITs–1.98%
CareTrust REIT, Inc.	51,657	1,893,229
Healthpeak Properties, Inc.	206,387	3,390,938
Ventas, Inc.	44,732	3,658,183
		8,942,350
Hotels, Restaurants & Leisure–0.43%
Sodexo SA	37,729	1,936,707
		1,936,707
Household Durables–1.35%
†Mohawk Industries, Inc.	21,601	2,126,835
PulteGroup, Inc.	33,820	3,977,570
		6,104,405
Household Products–1.61%
Clorox Co.	14,053	1,456,312
Colgate-Palmolive Co.	5,219	444,815
Kimberly-Clark Corp.	55,857	5,388,525
		7,289,652
Insurance–6.20%
Allstate Corp.	22,353	4,634,671
Hanover Insurance Group, Inc.	10,505	1,821,042
Marsh & McLennan Cos., Inc.	45,445	7,882,435
Reinsurance Group of America, Inc.	36,484	7,448,573
Willis Towers Watson PLC	21,493	6,248,015
		28,034,736
IT Services–2.57%
†Akamai Technologies, Inc.	32,614	3,745,718
Amdocs Ltd.	61,067	3,985,232
Cognizant Technology Solutions Corp. Class A	63,688	3,907,259
		11,638,209
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.35%
†IQVIA Holdings, Inc.	22,660	$3,864,436
†Waters Corp.	7,536	2,244,221
		6,108,657
Machinery–4.48%
Cummins, Inc.	6,384	3,434,720
Dover Corp.	6,081	1,267,584
Fortive Corp.	40,614	2,245,142
IDEX Corp.	7,945	1,505,975
Oshkosh Corp.	18,550	2,730,745
PACCAR, Inc.	18,724	2,162,622
Stanley Black & Decker, Inc.	23,077	1,639,852
Timken Co.	31,895	3,207,680
Toro Co.	22,001	2,055,773
		20,250,093
Media–0.47%
Publicis Groupe SA	25,595	2,118,485
		2,118,485
Metals & Mining–0.78%
Reliance, Inc.	11,630	3,534,590
		3,534,590
Multi-Utilities–0.99%
Northwestern Energy Group, Inc.	67,747	4,467,237
		4,467,237
Oil, Gas & Consumable Fuels–5.50%
Coterra Energy, Inc.	88,724	3,117,761
Diamondback Energy, Inc.	28,338	5,604,973
Enterprise Products Partners LP	174,229	6,592,826
EQT Corp.	40,306	2,565,074
ONEOK, Inc.	24,116	2,179,845
Phillips 66	26,434	4,815,746
		24,876,225
Passenger Airlines–0.57%
Southwest Airlines Co.	68,459	2,572,005
		2,572,005
Personal Care Products–1.22%
Kenvue, Inc.	319,768	5,512,800
		5,512,800
Residential REITs–1.64%
Equity Residential	102,201	6,045,189
Essex Property Trust, Inc.	5,761	1,394,162
		7,439,351
Retail REITs–2.18%
Agree Realty Corp.	23,903	1,801,808
LVIP American Century Mid Cap Value Fund–2

LVIP American Century Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Realty Income Corp.	104,467	$6,391,291
Regency Centers Corp.	22,216	1,680,863
		9,873,962
Semiconductors & Semiconductor Equipment–2.74%
Infineon Technologies AG	98,571	4,471,784
NXP Semiconductors NV	15,345	3,020,817
Teradyne, Inc.	16,598	4,920,643
		12,413,244
Specialized REITs–2.35%
American Tower Corp.	21,899	3,779,330
Iron Mountain, Inc.	13,723	1,401,667
Public Storage	12,925	3,501,124
VICI Properties, Inc.	70,650	1,930,158
		10,612,279
Technology Hardware, Storage & Peripherals–0.66%
HP, Inc.	155,036	2,978,241
		2,978,241
Trading Companies & Distributors–3.49%
Bunzl PLC	238,630	7,184,059
MSC Industrial Direct Co., Inc. Class A	67,854	6,260,889
Sunbelt Rentals Holdings, Inc.	36,453	2,325,385
		15,770,333
Total Common Stock (Cost $378,512,013)		439,681,930
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.43%
•Henkel AG & Co. KGaA 3.06%	25,085	$1,937,795
Total Preferred Stock (Cost $1,582,769)		1,937,795

MONEY MARKET FUND–2.11%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	9,552,456	9,552,456
Total Money Market Fund (Cost $9,552,456)		9,552,456

TOTAL INVESTMENTS–99.73% (Cost $389,647,238)	451,172,181
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	1,234,215
NET ASSETS APPLICABLE TO 22,760,137 SHARES OUTSTANDING–100.00%	$452,406,396

†Non-income producing.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP American Century Mid Cap Value Fund–3

LVIP American Century Mid Cap Value Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(3,201,474)	USD	4,296,826	6/26/26	$60,583	$—
BOA	GBP	425,846	USD	(562,271)	6/26/26	1,215	—
BOA	JPY	(103,451,800)	USD	654,585	6/26/26	—	(2,025)
BOA	JPY	22,935,125	USD	(144,790)	6/26/26	779	—
CBK	EUR	(4,322,012)	USD	5,047,682	6/26/26	32,371	—
GS	EUR	(4,322,012)	USD	5,045,776	6/26/26	30,465	—
GS	GBP	(3,201,474)	USD	4,293,961	6/26/26	57,717	—
JPM	JPY	(316,118,400)	USD	1,998,337	6/26/26	—	(8,068)
JPM	JPY	(18,010,650)	USD	114,374	6/26/26	61	—
JPM	JPY	9,600,750	USD	(60,595)	6/26/26	342	—
MSC	EUR	(4,322,012)	USD	5,043,765	6/26/26	28,455	—
MSC	EUR	470,663	USD	(541,499)	6/26/26	4,663	—
UBS	EUR	(4,322,012)	USD	5,045,949	6/26/26	30,638	—
Total Foreign Currency Exchange Contracts						$247,289	$(10,093)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
BOA–Bank of America
CBK–Citibank NA
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Mid Cap Value Fund–4